Capital Stock and Warrants: Issued and Outstanding (Policies)	12 Months Ended	18 Months Ended
	Jun. 30, 2012	Dec. 31, 2012
Issued and Outstanding:
Issued and Outstanding

Issued and outstanding

In April 2007 the Company issued 4,000,000 and 1,000,000 shares of our common stock for cash at $0.001 and $0.01 per share, respectively.

In May 2007 the Company issued 420,000 shares of our common stock for cash at $0.05 per share.

In February 2010, the board of directors authorized a 20-for-1 forward stock split of the Company’s currently issued and outstanding common stock. Prior to approval of the forward split the Company had a total of 5,420,000 issued and outstanding shares of $0.001 par value common stock. On the effective date of the forward split, the Company has a total of 108,400,000 issued and outstanding shares of $0.001 par value common stock. The stock split has been retroactively applied to all prior equity transactions.

In May 2010, the Company issued 1,333,334 units (“Units”) for cash at US $0.75 per Unit.   Each Unit consisted of one share of common stock and one warrant to purchase an additional share of common stock at a price of $1.25 per share at any time during the 24 months following the date of closing of the private placement offering.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $656,948 of the gross proceeds to the 1,333,334 common shares and $343,052 to the 1,333,334 warrants, which together comprised the 1,333,334 Units, for total gross proceeds of $1,000,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

In May 2010, a director of the Company surrendered 40,000,000 of his common stock to the company.

On July 27, 2011, the Company issued 200,000 units (“Units”) for cash at CDN $0.55 (US $0.58) per Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $105,591 of the gross proceeds to the 200,000 common shares and US $10,409 to the 100,000 whole warrants, which together comprised the 200,000 Units, for total gross proceeds of US $116,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On August 4, 2011, the Company issued 1,000,000 units (“Units”) for cash at CDN $0.55 (US $0.57) per Unit. Each Unit consisted of one common share and one half of one common share purchase warrant (each whole such warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one common share of the Company (a “Warrant Share”) at a price of CDN$0.75 until the date which is 60 months following the closing date of the private placement offering (the “Warrant Term”), provided, however, that the Company may accelerate the Warrant Term under certain conditions.   For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated US $517,883 of the gross proceeds to the 1,000,000 common shares and US $52,117 to the 500,000 whole warrants, which together comprised the 1,000,000 Units, for total gross proceeds of US $570,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.

On November 10, 2011, Liberty Silver issued 6,500,000 subscription receipts to an investor (the “Subscription Receipts”) pursuant to a private placement at a price of US$ 0.50 per Subscription Receipt for gross proceeds of US $3,250,000; there were no underwriting discounts or commissions paid.  On December 19, 2011, each Subscription Receipt was automatically converted for no additional consideration, into one unit of the Company (a “Unit”) as a result of the Company’s receipt of notice that its common stock was accepted for trading on the Toronto Stock Exchange under the trading symbol, “LSL”, effective as of December 22, 2011.  Each Unit is comprised of one common share and one common share purchase one warrant (“Warrant”). Each Warrant is exercisable at a price of US $0.65 per share at any time until 5:00 p.m. (Toronto time) on December 31, 2013.  For the purpose of determining the allocation of gross proceeds between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $2,375,007 of the gross proceeds to the 6,500,000 common shares and $874,993 to the 6,500,000 warrants, which together comprised the 6,500,000 Units, for total gross proceeds of $3,250,000.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  In conjunction with the issuance of Subscription Receipts, the Company entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the investor, pursuant to which the Company agreed, following the conditional approval by the Toronto Stock Exchange, to file a registration statement on Form S-1 with the Securities and Exchange Commission which registers the common stock and common stock underlying the Warrants acquired by the investor for resale.  If the registration statement did not become effective on or before six months from the date of conditional approval by the Toronto Stock Exchange for the listing of the common stock of the Company, the investor would receive an additional common share for each ten (10) common shares.   On May 31, 2012, the Company issued 650,000 common shares in satisfaction of this contractual obligation, the value for which of $416,000 was determined by the closing market price of $0.64 per share on the date of issuance.

On December 19, 2011, Liberty Silver completed a private placement offering, pursuant to which the Company raised a total of US $1,313,750 through the: sale of 2,107,500 units (“Units”) at a purchase price of US $0.50 per Unit;  the issuance of 300,000 Units at an issuance price of US $0.50 per Unit for the settlement of related party notes; and, the issuance of 220,000 Units at an issuance price of US $0.50 per Unit in exchange for services.  There were no underwriting discounts or commissions paid.  Each Unit consists of one common share and one common share purchase warrant (a “Warrant”).  Each Warrant entitles the holder to acquire one common share at a price of US $0.65 for a period of two years following the date of the closing of the financing. For the purpose of determining the allocation of total capital raised between the shares and warrants which comprise the Units, in accordance with FASB ASC 815-40, the Company allocated $960,051 of the capital raised to the total 2,627,500 common shares and $353,699 to the total 2,627,500 warrants, which together comprised the total 2,627,500 Units, for total capital raised of $1,313,750.  The pro-rata allocation basis was determined using the proportion of the fair market value of the underlying common shares of the Company and the proportion of fair value of the warrants, which was calculated using the Black-Scholes valuation model.  The Units were not registered under the Securities Act of 1933 (the “Securities Act”) in reliance upon the exemptions from registration contained in Section 4(2) and Regulation D thereunder, and Regulation S of the Securities Act.

As of June 30, 2012, the Company had 80,710,834 shares of the common stock issued and outstanding.

Issued and outstanding

On September 28, 2012, the Company issued 100,000 common shares upon the exercise of 100,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $75,000.  The warrants were originally issued pursuant to a private placement offering of 200,000 Units on July 27, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 3, 2012, the Company issued 300,000 common shares upon the exercise of 300,000 whole warrants at an exercise price of CDN $0.75 per common share, for gross proceeds of CDN $225,000.  The warrants were originally issued pursuant to a private placement offering of 1,000,000 Units on August 4, 2011.  The Units were comprised of one common share and one half of one common share purchase warrant.

On October 15, 2012, in connection with the acquisition of the Hi Ho Properties as described in Note 3 – Mineral property, the Company issued 2,583,333 common shares.  The common shares were valued at $0.72 per share for a total value of $1,860,000 for the shares.

On November 27, 2012, the Company issued 20,000 common shares upon the exercise of 20,000 whole warrants at an exercise price of $0.65 per common share, for gross proceeds of US $13,000. The warrants were originally issued pursuant to a private placement offering of 2,627,500 Units on December 19, 2011.  The Units were comprised of one common share and one common share purchase warrant.

For the above share issuances, the shares were not registered under the Securities Act of 1933 in reliance upon the exemptions from registration contained in Regulation S of the Securities Act of 1933. No underwriters were used, nor were any brokerage commissions paid in connection with the above share issuances.